Summary of Significant Accounting Policies (Tables) - SK GROWTH OPPORTUNITIES CORPORATION [Member]	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

As of December 31, 2024 and 2023, the amount of Class A ordinary shares subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Class A ordinary shares subject to possible redemption, December 31, 2022	217,545,818
Less:
Redemptions	(118,642,864)
Plus:
Accretion of carrying value to redemption value	10,570,325
Class A ordinary shares subject to possible redemption, December 31, 2023	$109,473,279
Plus:
Accretion of carrying value to redemption value	6,773,694
Less:
Redemptions	(3,663,464)
Class A ordinary shares subject to possible redemption, December 31, 2024	$112,583,509

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$2,076,972	$1,091,421	$6,509,905	$1,634,464
Denominator:
Weighted average ordinary shares outstanding-basic	9,971,709	5,240,000	20,870,383	5,240,000
Weighted average ordinary shares outstanding-diluted	9,971,709	5,240,000	20,870,383	5,240,000
Net income per ordinary share-basic	$0.21	$0.21	$0.31	$0.31
Net income per ordinary share-diluted	$0.21	$0.21	$0.31	$0.31